Consolidated Balance Sheet (Parentheticals) (USD $) In Millions, except Per Share data, unless otherwise specified	Dec. 31, 2013	Dec. 31, 2012
Statement of Financial Position [Abstract]
Common stock - par value	$ 0.001	$ 0.001
Common stock - shares authorized	3,580	3,580
Common stock - shares outstanding	1,294	1,294
Treasury stock - shares	296	271